EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Basic and Diluted Net Loss Per Share
The components of basic and diluted earnings per share were as follows:

	Years Ended December 31,		Period February 7, 2017 through December 31, 2017
	2019	2018
(in thousands, except per share amounts)
Basic EPS:
Numerator:
Net income (loss) attributable to TIP Inc.	$2,878	$(20,205)	$(15,337)
Denominator:
Basic weighted average Common Shares outstanding	56,629,405	53,678,914	44,692,369
Net income (loss) per share:
Basic	$0.05	$(0.38)	$(0.34)
Diluted EPS:
Numerator:
Net income (loss) attributable to TIP Inc.	$2,878	$(20,205)	$(15,337)
Add back: Net loss attributable to Class C Units – Redeemable for Common Shares	—	(11,996)	(18,444)

Net income (loss) attributable to TIP Inc. and Class C Units	$2,878	$(32,201)	$(33,781)
Denominator:
Basic weighted average Common Shares outstanding	56,629,405	53,678,914	44,692,369
Effect of dilutive securities:
Unvested RSUs	157,940	—	—
Weighted average Class C Units – Redeemable for Common Shares	—	28,514,587	37,058,289

Diluted weighted average Common Shares outstanding	56,787,345	82,193,501	81,750,658
Net income (loss) per share:
Diluted	$0.05	$(0.39)	$(0.41)

Weighted Average Dilutive Effect of Common Shares Not Included in Computation of Diluted Earnings Per Share

The following table indicates the weighted average dilutive effect of Common Shares that may be issued in the future. These Common Shares were not included in the computation of diluted earnings per share for the year ended December 31, 2019 and 2018, and the period from February 7, 2017 through December 31, 2017, because the effect was either anti-dilutive or the conditions for vesting were not met:

	Years Ended December 31,		Period February 7, 2017 through December 31, 2017
	2019	2018
Class C Units	26,439,817	—	—
Warrants	13,402,685	13,402,685	13,402,685
Forfeitable Founders shares	1,675,336	1,675,336	1,675,336
Unvested RSUs	1,074,144	1,674,684	704,360
Unvested Class C Units	96,065	144,098	192,130

Common Shares excluded from calculation of diluted net income (loss) per share	42,688,047	16,896,803	15,974,511